Income Taxes (Reconciliation Of The Income Tax Expense (Benefit)) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of the income tax expense (benefit)
Irish statutory corporate tax rate on trading income	12.50%	12.50%	12.50%
Valuation allowance	1.60%
Equity earnings from FLY-Z/C LP	(0.40%)	(0.40%)	(0.70%)
Tax on investment in BBAM LP		1.30%	20.40%
Tax impact on repurchased and resold Notes	(0.80%)	(1.20%)	(3.00%)
Share-based compensation	0.70%	0.90%	11.20%
Tax on gain on sale of investment in BBAM LP		9.10%
Deductible intra-group interest	(2.20%)	(12.90%)
Foreign tax rate differentials	3.30%	(2.40%)	(2.80%)
True-up of prior year tax provision	0.20%	1.10%
Non-taxable gain on debt extinguishment	(5.10%)
Non-deductible transaction fees and expenses	0.10%		40.70%
Other	(0.20%)	(0.50%)	1.20%
Income tax expense	9.70%	7.50%	79.50%